Label	Element	Value
Invesco Focused Discovery Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary InformationInvesco Focused Discovery Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Invesco Focused Discovery Growth ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or in the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or in the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that operates pursuant to an exemptive order from the SEC (the “Order”) and is not required to publicly disclose its complete portfolio holdings each day that the Fund is open (a “Business Day”). Instead, the Fund publishes each Business Day on its website a “Substitute Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Substitute Basket often will include a significant percentage of the securities held in the Fund’s portfolio, but it will exclude (or modify the weightings of) certain securities held in the Fund’s portfolio, such as those securities that the Fund’s portfolio managers are actively looking to purchase or sell, or securities which, if disclosed, could increase the risk of front-running or free-riding. The Substitute Basket may also include cash. For additional information regarding the Substitute Basket, see the section entitled “Portfolio Holdings” below.
In addition, the Fund also publishes each Business Day on its website the “Basket Overlap,” which is the percentage weight overlap between the holdings of the prior Business Day’s Substitute Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of net asset value per share (“NAV”) at the end of the prior Business Day. The Basket Overlap is designed to provide investors with an understanding of how similar the Substitute Basket is to the Fund’s actual portfolio in percentage terms. At the close of trading on each Business Day, the Fund will also calculate the standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Substitute Basket per share NAV and that of the Fund at the end of the trading day) (the “Tracking Error”) and will publish such information before the opening of trading on each Business Day.
The Fund seeks to achieve its investment objective by investing primarily in exchange-traded common stocks of U.S. companies that Invesco Advisers, Inc. (the
“Sub-Adviser”)
expects to have above average growth rates.
The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above average growth rates. The Fund may invest in securities of issuers of all capitalization sizes; however, it will primarily hold securities of mid-capitalization
issuers. The Fund defines
mid-capitalization
issuers as those issuers that are within the range of market capitalizations of the Russell Midcap
®
Growth Index. This range is subject to change at any time due to market activity or changes in the composition of that index. The Fund measures a company’s capitalization at the time the Fund buys a security and is not required to sell a security if the issuer’s capitalization moves outside of the Fund’s definition of mid-capitalization
issuers.
The Fund may invest up to 25% of its net assets in common stock of foreign issuers, including up to 10% of its net assets in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Fund may make such investment in common stock of foreign issuers by either: (i) investing directly in common stock listed on a foreign exchange that trades on such exchange contemporaneously with the Fund’s Shares (currently limited to Canada and Mexico); or (ii) investing in exchange-traded American depositary receipts (“ADRs”) representing common stock trading on any foreign exchange that trades contemporaneously with the Shares.
In selecting investments for the Fund, the
Sub-Adviser
looks for companies with high growth potential using a
“bottom-up”
stock selection process. The
“bottom-up”
approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position.
The portfolio managers currently focus on growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
The portfolio managers aim to maintain a focused portfolio of securities (usually holding 50 or fewer securities) but will invest the Fund across major economic sectors by applying investment parameters for both sector and position size.
The Fund is
“non-diversified”
and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following summarizes the principal risks of the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Non-Transparent
Actively Managed Fund Risk.
The Fund publishes each Business Day on its website a “Substitute Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Substitute Basket often will include a significant percentage of the securities held in the Fund’s portfolio, but it will exclude (or modify the weightings of) certain securities held in the Fund’s portfolio, such as those securities that the Fund’s portfolio managers are actively looking to purchase or sell. Disclosure of the Substitute Basket structure may affect the price at which Shares trade in the secondary market. Although the Substitute Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. By trading on the basis of a published Substitute Basket, the Fund may trade at a wider bid/ask spread than ETFs that publish their full portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Substitute Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the Fund’s trades of portfolio securities.
Arbitrage Risk.
Unlike ETFs that publicly disclose their complete portfolio holdings each Business Day, the Fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in Shares to reduce bid/ask spread and minimize discounts or premiums between the market price and the NAV of the Shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended and that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance.
Fluctuation of Net Asset Value and Share Price Risk.
Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
Equity Risk.
Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Risk.
The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.
Mid-Capitalization
Company Risk.
Investing in securities of
mid-capitalization
companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies and may have returns that vary, sometimes significantly, from the overall securities market.
Mid-capitalization
companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often, mid-capitalization
companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Cyclical Opportunities Risk.
At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Management Risk.
The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the
Sub-Adviser
applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Foreign Investment Risk.
Investments in the securities of
non-U.S.
issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.
Emerging Markets Investment Risk.
Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.
ADR Risk.
ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar
denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Non-Diversified
Fund Risk.
Because the Fund is
non-diversified
and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Issuer-Specific Changes Risk.
The value of an individual holding, or particular asset class or type of instrument may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Active Trading Risk.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Industry Focus Risk.
In pursuing its investment strategy, the Fund may invest to a significant degree in securities of issuers operating in a single industry or industry group. In so doing, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.
Authorized Participant Concentration Risk.
Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility. Also, the risk could be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in
non-U.S.
securities, which may have lower trading volumes, may increase this risk.
Large Shareholder Risk.
Certain shareholders, including a third party investor, the Fund’s investment adviser or an affiliate of the investment adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares, or may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. Similarly, to the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Market Risk.
Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.
Market Trading Risk.
The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.
Trading Issues Risk.
Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. The Fund has no public trading history and may operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis, which could lead to the Shares trading at wider spreads and larger premiums and discounts to NAV (particularly during periods of market disruption or volatility) than such other actively managed ETFs. As a result, it may cost investors more to trade Shares than shares of other ETFs.
Trading Halt Risk.
There may be circumstances where a security held in the Fund’s portfolio but not in the Substitute Basket does not have readily available market quotations. If the Invesco Capital Management LLC (the “Adviser”) or the Sub-Adviser determines that such circumstance may affect the reliability of the Substitute Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser or the Sub-Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Adviser would promptly request the Cboe BZX Exchange, Inc. (the “Exchange”) to halt trading on the Fund, meaning that investors would not be able to trade the Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
COVID-19
Risk.
The current outbreak of the novel strain of coronavirus,
COVID-19,
has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of
COVID-19
have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing
political, social and economic risks, locally or globally. The ongoing effects of
COVID-19
are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Operational Risk
. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund, the Adviser and the Sub-Adviser all seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history.Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Invesco Focused Discovery Growth ETF | Invesco Focused Discovery Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	$ 189

[1]	Other Expenses are based on estimated amounts for the current fiscal year.